Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities [Abstract]
Accounts payable non-trade	$ 188	$ 323	$ 264
Income taxes	98	126	154
Accrued compensation and benefits	96	98	100
Allowance for sales returns	80	108	92
Accrued interest	78	58	50
Deferred revenue	73	73	85
Sales and other taxes	53	79	62
Other	77	95	92
Accrued liabilities	$ 743	$ 1,029	$ 955